Fair Value Measurements - Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1
Assets:
Assets	$ 94,556
Liabilities:
Derivative liabilities	699	$ 0
Fair Value, Inputs, Level 1 | Money Market Fund
Assets:
Assets	36,346
Fair Value, Inputs, Level 1 | US Treasury Securities
Assets:
Assets	58,210
Fair Value, Inputs, Level 1 | US Government Corporations and Agencies Securities
Assets:
Assets	0
Fair Value, Inputs, Level 1 | Commercial Paper
Assets:
Assets	0
Fair Value, Inputs, Level 1 | Earn out Liability
Liabilities:
Earn-out Liability	0
Fair Value, Inputs, Level 2
Assets:
Assets	26,713
Liabilities:
Derivative liabilities	0	0
Fair Value, Inputs, Level 2 | Money Market Fund
Assets:
Assets	0
Fair Value, Inputs, Level 2 | US Treasury Securities
Assets:
Assets	0
Fair Value, Inputs, Level 2 | US Government Corporations and Agencies Securities
Assets:
Assets	3,571
Fair Value, Inputs, Level 2 | Commercial Paper
Assets:
Assets	23,142
Fair Value, Inputs, Level 2 | Earn out Liability
Liabilities:
Earn-out Liability	0
Fair Value, Inputs, Level 3
Assets:
Assets	2,229
Liabilities:
Derivative liabilities	2,274	4,585
Fair Value, Inputs, Level 3 | Money Market Fund
Assets:
Assets	0
Fair Value, Inputs, Level 3 | US Treasury Securities
Assets:
Assets	0
Fair Value, Inputs, Level 3 | US Government Corporations and Agencies Securities
Assets:
Assets	0
Fair Value, Inputs, Level 3 | Commercial Paper
Assets:
Assets	0
Fair Value, Inputs, Level 3 | Earn out Liability
Liabilities:
Earn-out Liability	1,206
Trinity Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities		0
Trinity Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities		0
Trinity Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities		4,355
Public Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	699
Public Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities	0
Public Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	0
Private Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities	0
Private Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	1,068
Forward warrant agreement | Fair Value, Inputs, Level 1
Assets:
Forward Warrant Agreement	0
Liabilities:
Derivative liabilities		0
Forward warrant agreement | Fair Value, Inputs, Level 2
Assets:
Forward Warrant Agreement	0
Liabilities:
Derivative liabilities		0
Forward warrant agreement | Fair Value, Inputs, Level 3
Assets:
Forward Warrant Agreement	$ 2,229
Liabilities:
Derivative liabilities		$ 230